Commitments and contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Renewal option	5 years
Rent expense	$ 2,373	$ 1,732	$ 1,273
Sublease income	$ 931	$ 1,367	$ 1,481